Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Aug. 17, 2020
SMASh Series Core Completion Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Western Asset SMASh Series Core Completion Fund
Account Value	$ 7,564	$ 6,996	$ 7,040	$ 9,102	$ 9,858	$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,453	$ 8,933	$ 8,645	$ 9,577	$ 9,837	$ 10,000